UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

REX BKCM ETF

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

EXCHANGE LISTED FUNDS TRUST TABLE OF CONTENTS	November 30, 2018
REX BKCM ETF
Management’s Discussion of Fund Performance	1
Schedule of Investments	3
Summary of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	18
Disclosure of Fund Expenses	19
Other Information	20
Trustees	21
Officers	22

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at
www.rexshares.com/BKC/. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on the Fund’s performance. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at Net Asset Value, only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

REX BKCM ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	November 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the REX BKCM ETF (“BKC” or the “Fund”). The following information pertains to the fiscal period of May 15, 2018 through November 30, 2018. The Fund seeks to obtain investment exposure to an actively managed portfolio consisting of equity securities of cryptocurrency-related and other blockchain technology-related companies.

The Fund had negative performance during the fiscal period ended on November 30, 2018. The market price for BKC decreased 12.20% and the net asset value decreased 11.70%, while the S&P 500 Index, a broad market index, gained 2.92% over the same period. Meanwhile, outstanding shares ended the period at 250,001.

For the period, the largest positive contributor to return was Advanced Micro Devices Inc. (AMD US), adding 2.71% to the return of the Fund, gaining 71.08% with an average weighting of 3.30%. The second largest contributor to return was Square Inc. (SQ US), adding 0.63% to the return of the Fund, gaining 27.80% with an average weighting of 4.19%. The third largest contributor to return was CME Group Inc. (CME US), adding 0.59% to the return of the Fund, gaining 18.47% with an average weighting of 3.49%.

For the period, the largest negative contributor to return was Overstock.com Inc. (OSTK US), detracting 2.23% from the return of the Fund, declining 50.85% with an average weighting of 3.95%. The security contributing second-most negatively was GMO internet Inc. (9449 JP), detracting 2.18% from the return of the Fund, and declining 37.50% with an average weighting of 5.25%. The third largest negative contributor to return was Monex Group Inc. (8698 JP), detracting 1.31% from the return of the Fund, and declining 36.36% with an average weight of 2.91%.

For the period, the best performing security in the Fund was Advanced Micro Devices Inc. (AMD US), gaining 71.08% and contributing 2.71% to the return of the fund. The second-best performing security for the period was Square Inc. (SQ US), gaining 27.80% and contributing 0.63% to the return of the fund. The third-best performing security was CME Group Inc (CME US), gaining 18.47% for the period and contributing 0.59% to the return of the fund.

For the period, the worst performing security in the Fund was Hive Blockchain Technologies Ltd. (HIVE CN), declining 76.00% and reducing the return of the fund by 1.08%. The second-worst performing security in the Fund was Overstock.com Inc. (OSTK US), declining 50.85% and reducing the return of the fund by 2.23%. The third-worst performing security in the Fund was GMO internet Inc. (9449 JP), declining 37.50% and reducing the return of the fund by 2.18%.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

REX BKCM ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	November 30, 2018 (Unaudited)
Growth of a $10,000 Investment
(at Net Asset Value)

	Inception Date	Cumulative Total Return as of	Expense Ratio*
	of the Fund	11/30/2018	Gross	Net
REX BKCM ETF (Net Asset Value)	5/15/2018	-11.70%	0.88%	0.88%
REX BKCM ETF (Market Value)		-12.20%
S&P 500 Index		2.92%

*   Reflects the expense ratio as reported in the Prospectus dated May 7, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.rexshares.com/BKC/.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net Asset Value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

REX BKCM ETF SCHEDULE OF INVESTMENTS	November 30, 2018
Number of Shares		Value ($)
COMMON STOCKS – 99.5%
	Canada – 2.2%
94,000	Hive Blockchain Technologies, Ltd.*	21,218
655	Shopify, Inc.*	99,992
		121,210
	Germany – 1.7%
883	SAP S.E. - ADR	91,549

	Israel – 2.6%
7,403	Plus500, Ltd.	143,099

	Japan – 21.5%
5,000	Digital Garage, Inc.	136,724
15,500	GMO internet, Inc.	203,391
3,300	LINE Corp.*	118,573
40,000	Monex Group, Inc.	147,952
8,900	Nexon Co., Ltd.*	105,185
27,000	Rakuten, Inc.	217,332
7,500	SBI Holdings, Inc.	170,145
26,500	Yahoo Japan Corp.	75,848
		1,175,150
	Norway – 1.7%
13,174	Opera Ltd. - ADR*	90,901

	South Korea – 8.0%
1,820	Kakao Corp.	182,658
2,050	Samsung Electronics Co., Ltd.	76,535
4,892	Shinhan Financial Group Co., Ltd. - ADR	181,053
		440,246
	Taiwan – 7.1%
25,000	Global Unichip Corp.	161,924
5,998	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	225,465
		387,389
	United States – 54.7%‡
4,011	Advanced Micro Devices, Inc.*	85,434
1,800	Cboe Global Markets, Inc.	193,716
1,210	CME Group, Inc.	229,997
24,814	GAIN Capital Holdings, Inc.	182,383
785	Goldman Sachs Group, Inc.	149,692
2,525	Intercontinental Exchange, Inc.	206,343
1,330	International Business Machines Corp.	165,279
3,976	Metropolitan Bank Holding Corp.*	143,056
3,605	Micron Technology, Inc.*	139,009
1,000	Microsoft Corp.	110,890
755	NVIDIA Corp.	123,390
2,167	Oracle Corp.	105,663

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,123	Overstock.com, Inc.*	139,326
565	Red Hat, Inc.*	100,886
3,320	Seagate Technology PLC	143,059
1,991	Signature Bank	245,550
3,465	Square, Inc. - Class A*	241,996
763	SVB Financial Group*	194,420
4,835	Western Union Co.	90,559
		2,990,648
	Total Common Stocks (Cost $6,402,510)	5,440,192
	Short-Term Investments – 0.5%
29,786	Invesco Government & Agency Portfolio – Institutional Shares, 2.12%#	29,786
	Short-Term Investments (Cost $29,786)	29,786
	Total Investments – 100.0% (Cost $6,432,296)	5,469,978
	Other Assets in Excess of Liabilities – 0.0%	2,680
	Total Net Assets – 100.0%	$5,472,658

*    Non-income producing security.

‡      Please see Note 6 for more information about geographic investments and other risks.

#      The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

REX BKCM ETF SUMMARY OF INVESTMENTS	November 30, 2018
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	40.0%
Technology	29.9%
Communications	23.1%
Consumer, Non-cyclical	6.5%
Total Common Stocks	99.5%
Short-Term Investments	0.5%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	November 30, 2018
REX BKCM ETF
Assets:
Investments, at value (Cost $6,432,296)	$5,469,978
Dividends and interest receivable	6,625
Total Assets	5,476,603

Liabilities:
Advisory fee payable	3,945
Total Liabilities	3,945

Net Assets	$5,472,658

Net Assets Consist of:
Capital	$6,350,565
Total distributable earnings (loss)	(877,907)
Net Assets	$5,472,658

Net Assets	$5,472,658
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	250,001
Net Asset Value, Offering and Redemption Price Per Share	$21.89

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Period May 15, 2018(1) through November 30, 2018
REX BKCM ETF
Investment Income:
Dividend income (net of foreign withholding tax of $5,974)	$46,699
Interest	254
Total Investment Income	46,953

Expenses:
Advisory fees	28,429
Total Expenses	28,429

Net Investment Income (Loss)	18,524

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	151,219
Net realized gain (loss) on foreign currency transactions	(1,112)
Change in unrealized appreciation/(depreciation) on investments	(962,318)
Change in unrealized appreciation/(depreciation) on foreign currency translation	(12)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(812,223)

Change in Net Assets Resulting From Operations	$(793,699)

(1)    Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF CHANGES IN NET ASSETS	November 30, 2018
REX BKCM ETF
For the Period
May 15, 2018(1) through
November 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$18,524
Net realized gain (loss) on investments and foreign currency transactions	150,107
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(962,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	(793,699)

Capital Transactions:
Proceeds from shares issued	7,463,341
Cost of shares redeemed	(1,197,009)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	6,266,332

Total Increase (Decrease) in Net Assets	5,472,633

Net Assets:
Beginning of period (initial seed amount)	25 (2)
End of period	$5,472,658

Share Transactions:
Issued	300,000
Redeemed	(50,000)
Net Increase (Decrease) in Share Transactions	250,000

(1)    Commencement of operations.

(2)    Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

		Investment Activities						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)
REX BKCM ETF
For the Period May 15, 2018(6) through November 30, 2018	$24.79	$0.08	$(2.98)	$(2.90)	$21.89	(11.70)%	(12.20)%	0.88%	0.57%	$5,473	23%

(1)    Per share numbers have been calculated using the average shares method.

(2)    Not annualized for periods less than one year.

(3)    Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)    Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.

(5)    Annualized for periods less than one year.

(6)    Commencement of operations.

(7)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	November 30, 2018

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are of the REX BKCM ETF (the “Fund”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the fund in which Shares are held.

The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem creation units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to Net Asset Value (“NAV”) per share.

The investment objective of the Fund is to provide total return. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 15, 2018.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realize upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of November 30, 2018 for the Fund based upon the three levels defined above:

REX BKCM ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$5,440,192	$—	$—	$5,440,192
Short-Term Investments	29,786	—	—	29,786
Total	$5,469,978	$—	$—	$5,469,978

*   The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities. The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.88% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

(b) Investment Sub-Advisory Agreements

The Adviser has retained BKCM Funds, LLC (“BKCM”) and Vident Investment Advisory, LLC, (“Vident”) (or the “Sub-Advisers”) to serve as the Fund’s sub-advisers.

Under a sub-advisory agreement between the Adviser and BKCM (the “BKCM Sub-Advisory Agreement”), BKCM is responsible for managing the Fund’s strategy, including investment selection and weighting of portfolio securities, subject to the supervision of the Adviser and the Board. Under the BKCM Sub-Advisory Agreement, the Adviser pays BKCM a fee, calculated daily and paid monthly, at an annual rate of 0.73% of the average daily net assets of the Fund.

Under a sub-advisory agreement between the Adviser and Vident (the “Vident Sub-Advisory Agreement”), Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board of Trustees. Under the Vident Sub-Advisory Agreement, the Adviser pays Vident a fee, calculated daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund, subject to an annual minimum fee of $25,000.

The Adviser has entered into an agreement with REX Shares, LLC (the “Sponsor” or “REX”) and BKCM pursuant to which REX Shares, LLC and BKCM have jointly assumed the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses.

(c) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended November 30, 2018 were as follows:

Fund	Purchases	Sales
REX BKCM ETF	$2,154,979	$1,288,223

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended November 30, 2018 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
REX BKCM ETF	$6,564,747	$1,180,212	$84,208

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral of up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Active Management Risk: The achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. BKCM’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

ADR/GDR Risk: The Fund may invest in depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). While ADRs and GDRs are instruments separate from their underlying reference security, investments in ADRs and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Currency Risk: The Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Where a fund’s NAV is determined in U.S. dollars and the fund invests in non-U.S. dollar denominated securities, the fund’s NAV could decline if the currency of the non-U.S. market in which the fund invests depreciates against the U.S. dollar, even if the value of the fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Early Closing Risk: An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Emerging Markets Securities Risk: Investing in emerging market countries generally is riskier than investing in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Certain non-U.S. issuers also are subject to geopolitical risk. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Japan: Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990s and the current economic condition remains uncertain. Japanese stocks tend to be more volatile

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

Issuer Risk: Issuer-specific events, including changes in the financial condition of an issuer, may have a negative impact on the value of the Fund.

Large-Capitalization Risk: The Fund invests a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole.

Liquidity Risk: The Fund may invest in instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less frequently can be more difficult or costly to buy, or to sell, compared to other more liquid or active investments. A lack of liquidity could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk: Due to market conditions, the value of the Fund’s equity investments may fluctuate significantly from day to day. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole, and may cause the value of your investment in the Fund to decrease.

New Fund Risk: The Fund is new, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

New Sub-Adviser Risk: The investment sub-adviser has not previously managed a mutual fund and may not achieve the intended result in managing the Fund.

Non-Diversification Risk: The Fund is non-diversified and will invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Risk: The Fund is subject to the sector risks described below. The Adviser and Sub-Advisers expect the Fund’s exposure to particular sectors to vary over time as cryptocurrency and blockchain technologies mature and are deployed to a greater extent by companies outside of the Financials and Information Technology sectors.

Financials Sector Risk: The Fund’s investments are exposed to issuers conducting business in the Financials sector. The Financials sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials sector.

Information Technology Sector Risk: The securities of, or financial instruments tied to the performance of, issuers in the Information Technology sector that the Fund purchases may underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Information Technology sector (“Information Technology Companies”), the Fund is subject to the risk of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, among other factors.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Software & Services Industry Concentration Risk: The Fund is subject to the risks faced by companies in the Software & Services industry, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards;

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	November 30, 2018

and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The Software & Services industry may also be affected by risks that affect the broader Information Technology sector.

Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended November 30, 2018, the following amounts — resulting primarily from the differing book and tax treatment of return of capital distributions and redemption in-kind transactions — have been reclassified:

Fund	Capital	Total Distributable Earnings (Loss)
REX BKCM ETF	$84,208	$(84,208)

The tax character of the distributions paid during the tax period ended November 30, 2018 was as follows:

Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
REX BKCM ETF
November 30, 2018	$—	$—	$—

As of the period ended November 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Foreign Currency	Accumulated Earnings (Deficit)
REX BKCM ETF	$147,595	$—	$—	$(1,025,490)	$(12)	$(877,907)

At November 30, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
REX BKCM ETF	$6,495,468	$167,006	$(1,192,496)	$(1,025,490)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	November 30, 2018

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements.

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to GAAP for investment companies. The changes required by the amendments are reflected throughout this report and had no effect on the Fund’s net assets or results of operations.

Note 9 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund declared the following distributions:

Fund	Record Date	Payable Date	Long Term Capital Gain	Short Term Capital Gain	Ordinary Income
REX BKCM ETF	12/26/2018	12/31/2018	None	$0.424451	$0.230995

On January 24, 2019, the Board approved a plan to liquidate the REX BKCM ETF on or about February 7, 2019 (the “Liquidation Date”). Shareholders remaining in the REX BKCM ETF as of the Liquidation Date will receive a liquidating cash distribution equal to the net asset value of the shareholders’ Shares as of the close of business on the Liquidation Date.

Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of REX BKCM ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of REX BKCM ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of November 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 15, 2018 (commencement of operations) through November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Subsequent Liquidation

As discussed in Note 9 to the financial statements, on January 24, 2019, the Board of Trustees of Exchange Listed Funds Trust approved the liquidation of REX BKCM ETF.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2019

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	November 30, 2018 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	6/1/18	11/30/18		6/1/18–11/30/18
REX BKCM ETF	$1,000.00	$884.10	0.88%	$4.16
Hypothetical (5% annual return before expenses)*
REX BKCM ETF	$1,000.00	$1,020.66	0.88%	$4.46

*   Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	November 30, 2018 (Unaudited)

Premium/Discount Information

The chart below details the relationship of the NAV of the Fund and the market price per Share on days when the market was open during the fiscal period. For these purposes, the “market price” is the composite close price for the Fund Shares as of the close of trading on the exchange where Shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund Shares is typically slightly higher or lower than the its per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy Fund shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

REX BKCM ETF

For the Period May 15, 2018 (commencement of operations) through November 30, 2018

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00
Greater than 1.0% and Less than 1.5%	0	0.00
Greater than 0.5% and Less than 1.0%	11	7.86
Between 0.5% and -0.5%	126	90.00
Less than -0.5% and Greater than -1.0%	2	1.43
Less than -1.0% and Greater than -1.5%	1	0.71
Less than -1.5% and Greater than -2.0%	0	0.00
Less than -2.0%	0	0.00
	140	100.00%

EXCHANGE LISTED FUNDS TRUST TRUSTEES	November 30, 2018 (Unaudited)
Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee*	Other Directorships held by Trustee
Interested Trustee
Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016.	8	Board Member of Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice — 2000-2014.	19	Exchange Traded Concepts Trust (11) — Trustee; Edward Jones Money Market Fund— Trustee; Source ETF Trust — Trustee (2014-2015).
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2012	Consultant, Jones Day 2012- present; Of Counsel, Jones Day 2008-2011; Partner, Jones Day 1988-2008.	19	Exchange Traded Concepts Trust (11) — Trustee; Source ETF Trust — Trustee (2014-2015).
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present — Independent Advisor; President, OppenheimerFunds, Inc. 2007-2009.	19	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (11) — Trustee; Source ETF Trust — Trustee (2014-2015).

*   As of December 31, 2018

1     Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

EXCHANGE LISTED FUNDS TRUST OFFICERS	November 30, 2018 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1979)	President	Since 2012

Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000 -2011; Chief Executive Officer and Secretary. Exchange Traded Concepts Trust 2009 - 2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present.

Richard Hogan c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016.
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-Present.
James J. Baker Jr. c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1951)	Assistant Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present — Managing Partner; Yorkville ETF Advisors, 2012 to present — Managing Partner; Goldman Sachs, 2000 to 2011 — Vice President.
Patrick Keniston 3 Canal Plaza Suite 100 Portland, ME 04101 (1964)	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC 2008-present.

1     Each Officer serves at the pleasure of the Board of Trustees.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling collect (405) 778-8377 or at www.rexshares.com/BKC/.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

BKCM Funds, LLC

300 Park Avenue

New York, NY 10022

Trading Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.rexshares.com/BKC/ or the SEC website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.rexshares.com/BKC/.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

2018
$14,500

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2018
$-

(c) Tax Fees:

2018
$3,500

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:

2018
$-

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2018
$-

(f) Not applicable.

(g)

2018
$3,500

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	January 23, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	January 23, 2019